Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	18 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Shorter of the lease term and the estimated useful lives of the assets
Furniture and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Furniture and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	6 years
Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years